Fair Value Measurements (Details) - Schedule of air value on a recurring basis	Dec. 31, 2020 USD ($)
Fair Value Measurements (Details) - Schedule of air value on a recurring basis [Line Items]
Marketable securities held in Trust Account	$ 345,012,580
Level 1 [Member]
Fair Value Measurements (Details) - Schedule of air value on a recurring basis [Line Items]
Marketable securities held in Trust Account	$ 1